Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, Plant and Equipment
21. PROPERTY, PLANT AND EQUIPMENT

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(3)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2020	1,275	1,442	439	738	214	4,108
Additions	61	24	2	185	10	282
Disposals	(61)	(104)	(5)	(203)	(2)	(375)
At 31 December 2020	1,275	1,362	436	720	222	4,015
Accumulated depreciation:
At 1 January 2020	457	1,022	434	164	60	2,137
Charge for the year(2)	80	111	—	92	59	342
Disposals	(46)	(80)	—	(78)	—	(204)
At 31 December 2020	491	1,053	434	178	119	2,275
Net book value	784	309	2	542	103	1,740

Cost:
At 1 January 2019(1)	1,295	1,405	438	604	211	3,953
Additions	5	66	1	251	4	327
Disposals	(25)	(29)	—	(117)	(1)	(172)
At 31 December 2019	1,275	1,442	439	738	214	4,108
Accumulated depreciation:
At 1 January 2019	432	908	434	134	—	1,908
Charge for the year	39	162	—	81	60	342
Disposals	(14)	(48)	—	(51)	—	(113)
At 31 December 2019	457	1,022	434	164	60	2,137
Net book value	818	420	5	574	154	1,971
(1) Represents the value of the right-of-use assets, principally premises, recognised on 1 January 2019 upon adoption of IFRS 16.
(2) Following a review of the estimated useful lives of property as part of Santander UK's transformation program, the charge for the year includes accelerated property depreciation of £9m (2019: £2m).
(3) Property, plant and equipment includes assets under construction of £55m (2019: £16m).
The Santander UK group leases properties, vehicles and other equipment which are classified as operating leases because they do not transfer substantially all of the risks and rewards incidental to ownership of the assets. Short-term leases are excluded. See the accounting policy in Note 1.